Related party transactions and balances - Schedule of Transactions with related parties (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Related party transactions and balances
Due to Board members	$ 556,000
Balances outstanding	556,000
Payments made on behalf of the Group	556,000
Loan from a related party	$ 139,000